Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended		60 Months Ended	93 Months Ended		95 Months Ended	109 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024 [7]	Dec. 31, 2024
Capital World Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(6.88%)			(3.26%)					(0.57%)
Capital World Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	(4.88%)			(3.23%)					(0.81%)
Capital World Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	(5.50%)			(2.80%)	(0.40%)	[2]
Capital World Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class F-1
Average Annual Return, Percent	[1]	(3.30%)			(2.54%)					(0.20%)
Capital World Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class F-2
Average Annual Return, Percent	[1]	(2.92%)			(2.18%)					0.13%
Capital World Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class F-3
Average Annual Return, Percent	[1]	(2.75%)			(2.06%)			0.38%
Capital World Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(6.72%)			(3.24%)					(0.60%)
Capital World Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	(4.96%)			(3.28%)					(0.62%)
Capital World Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	(3.41%)			(2.68%)					(0.40%)
Capital World Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	(5.55%)			(2.85%)	(0.45%)	[4]
Capital World Bond Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	(3.16%)			(2.39%)					(0.05%)
Capital World Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	(2.91%)	(3.89%)	[5]
Capital World Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	(2.91%)	(3.84%)	[6]
Capital World Bond Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-1
Average Annual Return, Percent	[1]	(3.83%)			(3.14%)					(0.87%)
Capital World Bond Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-2
Average Annual Return, Percent	[1]	(3.85%)			(3.14%)					(0.87%)
Capital World Bond Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	(3.55%)			(2.86%)					(0.51%)
Capital World Bond Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-3
Average Annual Return, Percent	[1]	(3.39%)			(2.70%)					(0.41%)
Capital World Bond Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-4
Average Annual Return, Percent	[1]	(3.15%)			(2.41%)					(0.11%)
Capital World Bond Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	(2.96%)			(2.21%)				0.50%
Capital World Bond Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-5
Average Annual Return, Percent	[1]	(2.86%)			(2.12%)					0.19%
Capital World Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class R-6
Average Annual Return, Percent	[1]	(2.80%)			(2.06%)					0.25%
Without Sales Load [Member] | Capital World Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	(3.24%)			(2.52%)					(0.19%)
Without Sales Load [Member] | Capital World Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	(3.94%)			(3.23%)					(0.81%)
Without Sales Load [Member] | Capital World Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	(3.05%)			(2.30%)	(0.07%)	[2]
Without Sales Load [Member] | Capital World Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	(3.31%)			(2.55%)					(0.24%)
Without Sales Load [Member] | Capital World Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	(4.02%)			(3.28%)					(0.62%)
Without Sales Load [Member] | Capital World Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	(3.10%)			(2.36%)	(0.12%)	[4]
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[8]	(1.69%)	(3.66%)	[5],[6]	(1.96%)	0.10%	[2],[4]	0.29%	0.55%	0.15%
Consumer Price Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent	[8]	2.89%	4.72%	[5],[6]	4.20%	3.39%	[2],[4]	3.36%	3.18%	3.00%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.